Reserves (Tables)	12 Months Ended
Dec. 31, 2017
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Summary of Reserves

		December 31	December 31
(in thousands)	Note	2017	2016

Reserves
Share purchase warrants	20.1	$83,077	$83,077
Share purchase options	20.2	28,799	26,063
Restricted share units	20.3	5,178	3,669
Long-term investment revaluation reserve, net of tax	20.4	(40,047)	(57,508)

Total reserves		$77,007	$55,301

Summary of Share Purchase Warrants

A continuity schedule of the Company’s share purchase warrants (“warrants”) from January 1, 2016 to December 31, 2017 is presented below:

	Warrants Outstanding	Weighted Average Exercise Price	Exchange Ratio	Share Purchase Warrants Reserve

At January 1, 2016	10,000,000	$65.00	1.00	$53,717
Modification to terms		(21.25)	1.00	29,360

At December 31, 2016 and December 31, 2017	10,000,000	$43.75	1.00	$83,077

Summary of Fair Value of Share Purchase Options

The weighted average fair value of share purchase options granted and principal assumptions used in applying the Black-Scholes option pricing model are as follows:

	Years Ended December 31

	2017	2016

Black-Scholes weighted average assumptions
Grant date share price and exercise price	Cdn$27.37	Cdn$23.37
Expected dividend yield	1.15%	1.15%
Expected volatility	36%	35%
Risk-free interest rate	0.94%	0.63%
Expected option life, in years	2.5	2.5
Weighted average fair value per option granted	Cdn$5.85	Cdn$4.81
Number of options issued during the period	508,360	1,159,900
Total fair value of options issued (000’s)	$2,236	$4,295

Disclosure of Information About Options Outstanding and Exercisable

The following table summarizes information about the options outstanding and exercisable at December 31, 2017:

Exercise Price (Cdn$)	Exercisable Options	Non-Exercisable Options	Total Options Outstanding	Weighted Average Remaining Contractual Life

$22.48¹	76,500	94,950	171,450	3.2 years
$23.26	461,350	470,350	931,700	3.2 years
$23.81¹	-	13,000	13,000	4.6 years
$24.11	-	8,440	8,440	4.6 years
$25.37¹	133,550	-	133,550	2.2 years
$25.48	811,450	-	811,450	2.2 years
$25.88¹	-	72,200	72,200	4.2 years
$26.07	718,500	-	718,500	1.2 years
$27.51	-	406,400	406,400	4.2 years
$27.60	-	1,820	1,820	4.4 years
$29.19¹	98,750	-	98,750	1.2 years
$29.42¹	15,000	-	15,000	0.4 years
$31.88	743,000	-	743,000	0.2 years
$32.05¹	13,000	-	13,000	1.6 years
$39.14¹	86,000	-	86,000	0.2 years
$39.52	4,000	4,000	8,000	3.6 years

	3,161,100	1,071,160	4,232,260	4.2 years

1) US$ share purchase options converted to Cdn$ using the exchange rate of 1.2545, being the Cdn$/US$ exchange rate at December 31, 2017.

Disclosure of Share Purchase Options Reserve

A continuity schedule of the Company’s share purchase options reserve from January 1, 2016 to December 31, 2017 is presented below:

(in thousands)	Share Purchase Options Reserve
At January 1, 2016	$28,286
Recognition of fair value of share purchase options issued	4,326
Share purchase options exercised	(6,549)
At December 31, 2016	$26,063
Recognition of fair value of share purchase options issued	3,037
Share purchase options exercised	(301)

At December 31, 2017	$28,799

Disclosure of Outstanding Share Purchase Options

A continuity schedule of the Company’s outstanding share purchase options from January 1, 2016 to December 31, 2017 is presented below:

	Number of Options Outstanding	Weighted Average Exercise Price

At January 1, 2016	4,285,300	Cdn$	29.88
Granted (fair value - $4 million or Cdn$4.81 per option)	1,159,900		23.37
Exercised	(963,250)		29.44
Expired	(324,600)		38.74
Forfeited	(59,950)		28.11
At December 31, 2016	4,097,400	Cdn$	27.36
Granted (fair value - $2 million or Cdn$5.85 per option)	508,360		27.37
Exercised	(70,600)		24.83
Expired	(296,400)		34.67
Forfeited	(6,500)		27.51

At December 31, 2017	4,232,260	Cdn$	26.71

Disclosure of Restricted Share Units Reserve

A continuity schedule of the Company’s restricted share units reserve from January 1, 2016 to December 31, 2017 is presented below:

(in thousands)	Restricted Share Units Reserve

At January 1, 2016	$3,313
Recognition of fair value of RSUs issued	734
Restricted share units released	(378)
At December 31, 2016	$3,669
Recognition of fair value of RSUs issued	2,014
Restricted share units released	(505)

At December 31, 2017	$5,178

Disclosure of Long Term Investment Revaluation Reserve

A continuity schedule of the Company’s long-term investment revaluation reserve from January 1, 2016 to December 31, 2017 is presented below:

	Change in Fair Value Due To:

(in thousands)	Share Price	Foreign Exchange	Tax Effect	Total

At January 1, 2016	$(121,412)	$12,899	$-	$(108,513)
Unrealized gain (loss) on LTIs [1]	44,865	(20)	(846)	43,999
Reallocate reserve to retained earnings upon disposal of LTIs [1]	7,006	-	-	7,006
At December 31, 2016	$(69,541)	$12,879	$(846)	$(57,508)
Unrealized gain (loss) on LTIs [1]	13,581	4,971	(1,091)	17,461

At December 31, 2017	$(55,960)	$17,850	$(1,937)	$(40,047)

1)	LTIs refers to long-term investments in common shares held.